MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

June 30, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant")

Registration Numbers: 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 159 under the Investment Company Act of 1940, that became effective on June 30, 2020.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 201-744-3598.

Very truly yours,

/s/ Brian J. McGrady

Brian J. McGrady
Assistant Secretary